Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes
Income Taxes

(14)Income Taxes

The components of the federal and state income tax expense for the years ended December 31, 2019 and 2018 are as follows:

(dollars in thousands)	2019	2018
Federal:
Current	$3,287	2,413
Deferred	(489)	(288)
	2,798	2,125
State:
Current	249	207
Deferred	(14)	(5)
	235	202
Totals	$3,033	2,327

A reconciliation of the statutory income tax at 21% to the income tax expense included in the statement of operations is as follows for 2019 and 2018, respectively:

(dollars in thousands)	2019		2018
Federal income tax at statutory rate	$2,838	21.0%	2,203	21.0%
State tax expense, net of federal benefit	186	1.4	160	1.5
Tax exempt interest	(65)	(0.5)	(92)	(0.9)
Bank owned life insurance	(61)	(0.5)	(63)	(0.6)
Incentive stock options	66	0.5	52	0.5
Other	69	0.5	67	0.6
Effective income tax rate	$3,033	22.4%	2,327	22.1%

The components of the net deferred tax asset at December 31, 2019 and 2018 are as follows:

(dollars in thousands)	2019	2018
Deferred tax assets:
Allowance for loan and lease losses	$2,111	1,802
Litigation reserve	220	—
Intangibles	58	74
Accrued incentive compensation	176	—
Accrued retirement	432	380
Unrealized loss on available for sale securities	2	118
Deferred rent	142	155
Mortgage repurchase reserve	16	15
Other	78	169
Total deferred tax asset	3,235	2,713
Deferred tax liabilities:
Property and equipment	(388)	(524)
Loan servicing rights	(183)	—
Mortgage pipeline fair-value adjustment	(77)	(80)
Hedge instrument fair-value adjustment	(41)	(16)
Prepaid expenses	(152)	(131)
Deferred loan costs	(279)	(234)
Total deferred tax liability	(1,120)	(985)
Net deferred tax asset	$2,115	1,728

The effective tax rates for the twelve-month periods ended December 31, 2019 and 2018 were 22.4% and 22.1% respectively. The increase in rate from 22.1% to 22.4% between 2018 and 2019 was directly related to a decrease in the impact of tax exempt interest.

Under ASC 740, Income Taxes, the effect of income tax law changes on deferred taxes should be recognized as a component of income tax expense related to continuing operations in the period in which the law is enacted. This requirement applies not only to items initially recognized in continuing operations, but also to items initially recognized in other comprehensive income. During 2019 and 2018 we did not recognize income tax expense related to tax reform.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deferred tax assets.

As of December 31, 2019, the Corporation had an investment in low income housing tax credits of $1.5 million on which it recognized tax credits of $224 thousand, amortization of $245 thousand and tax benefits from losses of $33 thousand during the year ended December 31, 2019.